COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Short-Term Debt [Line Items]
Bank loans	$ 1,756,709	¥ 275,452,000
Bond payable	382,653	60,000,000
Asset retirement obligation	196,275	30,775,915	$ 82,365	¥ 12,914,758	¥ 27,225,450
Finance lease liabilities	1,518,648	238,123,935
Operating lease liabilities	3,215,880	504,249,950
Total	$ 7,070,165	1,108,601,800
Less Than One Yesr [Member]
Short-Term Debt [Line Items]
Bank loans		251,030,000
Bond payable		40,000,000
Asset retirement obligation		1,166,339
Finance lease liabilities		90,401,972
Operating lease liabilities		144,499,286
Total		527,097,597
One To Three Years [Member]
Short-Term Debt [Line Items]
Bank loans		24,422,000
Bond payable		20,000,000
Asset retirement obligation
Finance lease liabilities		109,532,098
Operating lease liabilities		172,079,344
Total		326,033,442
Three To Five Years [Member]
Short-Term Debt [Line Items]
Bank loans
Bond payable
Asset retirement obligation		907,036
Finance lease liabilities		34,820,465
Operating lease liabilities		99,933,090
Total		135,660,591
More Than Five Years [Member]
Short-Term Debt [Line Items]
Bank loans
Bond payable
Asset retirement obligation		28,702,540
Finance lease liabilities		3,369,400
Operating lease liabilities		87,738,230
Total		¥ 119,810,170